CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - Related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 0	$ 11,002	$ 92,046
Cost of revenues	$ 0	$ 9,426	$ 82,237